Income tax (Details) ¥ in Thousands, $ in Thousands	9 Months Ended	12 Months Ended				21 Months Ended	51 Months Ended	63 Months Ended	87 Months Ended
	Dec. 31, 2015	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2013 CNY (¥)	Dec. 31, 2016	Mar. 31, 2015 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)
Income Tax
Tax expense		$ 7,635	¥ 47,327	¥ 58,398	¥ 38,543
Provision for withholding tax		1,468		3,900			$ 1,468	$ 1,468	$ 1,468	¥ 9,100
Provision for income taxes on undistributed earnings			0
Unremitted earnings that may be subject to the withholding tax		153,752					153,752	153,752	153,752	953,111
Unrecognized deferred tax liability from unremitted earnings of PRC subsidiaries		$ 15,375					$ 15,375	$ 15,375	$ 15,375	¥ 95,311
Interest and penalties related to unrecognized tax benefits			0	0	0
Hong Kong Profits Tax
Income Tax
Tax expense			¥ 0	0	¥ 0
PRC tax laws and rules
Income Tax
Withholding tax rate									10.00%
Statute of limitation, underpayment due to computational errors		3 years	3 years
Statute of limitation, special circumstances where underpayment is more than RMB100		5 years	5 years
Statute of limitation, transfer pricing issues		10 years	10 years
Underpayment of taxes threshold that extends the statute of limitation		$ 16	¥ 100
PRC subsidiary
Income Tax
Statutory income tax rate		25.00%	25.00%
Withholding tax amount on dividends				¥ 6,000
Beijing Jiachenhong
Income Tax
HNTE preferential tax rate							15.00%
Beijing Jiachenhong | Scenario forecast
Income Tax
HNTE preferential tax rate						15.00%
Guangzhou Nuoya
Income Tax
HNTE preferential tax rate								15.00%
Guangzhou Nuoya | Scenario forecast
Income Tax
HNTE preferential tax rate	15.00%